Financial risk management - Additional Information (Detail) ¥ in Thousands, $ in Millions			12 Months Ended
	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Impairment loss recognised in profit or loss, trade receivables			¥ 1,470	¥ 56
Convertible Redeemable Preference Shares [Member] | Events after Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Total cash consideration	$ 87.3	¥ 556,300